Share-Based Compensation & Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of option activity

December 31, 2023
Risk-free interest rate	0.24 – 5.23%
Expected dividend yield	None
Expected life of warrants	3.33 – 10 years
Expected volatility rate	156 – 273%

Schedule of warrant assumptions

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2024	1,721,761	$1.97	4.71

Granted	-	-	-
Exercised	-	-	-
Forfeited	(300,000)	0.53	0.00
Outstanding, December 31, 2025	1,421,761	$1.86	2.59

Exercisable, December 31, 2024	1,721,761	$1.97	4.71

Exercisable, December 31, 2025	1,421,761	$1.86	5.40

Schedule of warrant activity

Risk-free interest rate	1.92 – 5.02%
Expected dividend yield	None
Expected life of warrants	1 – 5 years
Expected volatility rate	98 – 167%